Accrued Liabilities - Schedule of Accrued Liabilities (Parenthetical) (Detail) $ in Millions	Jun. 30, 2017 USD ($)
Payables and Accruals [Abstract]
Accrued liabilities, for seismic acquisition	$ 1.5